Dividends - Narrative (Details)	Sep. 11, 2018 day $ / shares	Jul. 26, 2018 $ / shares
Disclosure of classes of share capital [line items]
Quarterly dividends paid, average of market exchange rates, number of days (day) | day	4
Ordinary Shares
Disclosure of classes of share capital [line items]
Quarterly dividend paid per ordinary share (USD per share)		$ 0.1025
American Depositary Share
Disclosure of classes of share capital [line items]
Quarterly dividend paid per ordinary share (USD per share)	$ 0.615